Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate (Details)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Federal statutory rate		21.00%
State tax rate, net of federal benefit		3.60%
Permanent items		(1.90%)
Nondeductible basis difference		0.00%
Effect of change in state rate		0.00%
Prior period adjustments and other		0.00%
Change in valuation allowance		68.10%
Effective income tax rate		90.80%			9.44%	0.00%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor		Predecessor	Predecessor		Predecessor
Federal statutory rate							21.00%		21.00%
State tax rate, net of federal benefit							3.60%		3.70%
Permanent items							(5.40%)		(0.90%)
Nondeductible basis difference							0.00%		0.10%
Effect of change in state rate							(0.10%)		3.90%
Prior period adjustments and other							(0.10%)		0.00%
Change in valuation allowance							(19.00%)		(27.80%)
Effective income tax rate							(0.00%)		0.00%